Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000254753
Shareholder Report [Line Items]
Fund Name	Broad Market Core Bond ETF
Trading Symbol	AFIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Broad Market Core Bond ETF for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Broad Market Core Bond ETF	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
AssetsNet	$ 180,851,274
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 169,653
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$180,851,274
# of portfolio holdings	562
Portfolio turnover rate	34%
Total advisory fees paid	$169,653

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	32.1
Corporate bonds and notes	26.2
U.S. Treasury securities	15.1
Asset-backed securities	10.4
Non-agency mortgage-backed securities	6.2
Municipal obligations	5.9
Yankee corporate bonds and notes	4.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	3.8
U.S. Treasury Bonds, 5.00%, 5‑15‑2045	2.7
U.S. Treasury Notes, 3.50%, 10‑31‑2027	2.0
U.S. Treasury Bonds, 4.75%, 8‑15‑2055	1.8
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.6
FHLMC, 5.50%, 1‑1‑2055	1.3
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	1.1
FNMA, 5.50%, 12‑1‑2054	1.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	1.0
FNMA, 3.50%, 9‑1‑2050	1.0

C000254754
Shareholder Report [Line Items]
Fund Name	Core Plus ETF
Trading Symbol	APLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus ETF for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Plus ETF	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[2]
AssetsNet	$ 347,969,292
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 471,962
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$347,969,292
# of portfolio holdings	548
Portfolio turnover rate	92%
Total advisory fees paid	$471,962

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	28.8
Corporate bonds and notes	22.7
U.S. Treasury securities	13.9
Asset-backed securities	9.7
Yankee corporate bonds and notes	8.5
Non-agency mortgage-backed securities	5.9
Foreign government bonds	4.8
Foreign corporate bonds and notes	3.3
Yankee government bonds	1.8
Investment companies	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	4.6
U.S. Treasury Notes, 4.00%, 11‑15‑2035	3.0
FNMA, 2.50%, 2‑1‑2051	1.7
FNMA, 2.00%, 2‑1‑2052	1.7
GNMA, 5.00%, 12‑20‑2054	1.5
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.4
FNMA, 5.50%, 3‑1‑2055	1.3
U.S. Treasury Bonds, 4.75%, 2‑15‑2045	1.1
GNMA, 5.50%, 12‑20‑2054	1.0
FHLMC, 3.00%, 10‑1‑2053	1.0

[1]	Annualized
[2]	Annualized